Note 20 - Segmented Information	12 Months Ended
Jan. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
Note
20
- Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one
reportable business segment providing logistics technology solutions. The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues
United States	165,115	133,263	106,672
Europe, Middle-East and Africa	80,094	77,576	75,165
Canada	18,167	15,667	13,266
Asia Pacific	11,795	10,933	8,676
	275,171	237,439	203,779

Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Revenues
Services	241,543	204,376	172,950
Professional services and other	27,774	24,918	23,917
Licenses	5,854	8,145	6,912
	275,171	237,439	203,779

License revenues are derived from licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31, 2019	January 31, 2018
Total long-lived assets
United States	119,958	108,077
Europe, Middle-East and Africa	28,433	37,857
Canada	40,413	44,865
	188,804	190,799